Share-based Compensation - Schedule of Vesting of Shares (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based payments	$ 9,152	$ 8,856	$ 2,237
Employee 2013 EIP [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares issued under the 2013 EIP	347,509	454,548	264,524
Average grant date fair value (in USD)			$ 11.37
Share-based payments	$ 2,242	$ 5,497	$ 2,237